Fair Values for Plans by Asset Category (Detail) (Pension, USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	$ 18,548	$ 17,111	$ 18,282
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,983	968
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	4,339	4,200
US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,257	1,097
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	2,882	2,953
International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	582	364
Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	3	3
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,792	1,784
Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	3,748	3,942
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,962	1,800
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	5,899	5,135
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,814	881
Level 1 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	2,952	3,300
Level 1 | US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	830	691
Level 1 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	264	212
Level 1 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	39	51
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	6,274	4,892
Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	169	87
Level 2 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,277	900
Level 2 | US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	427	406
Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	2,506	2,579
Level 2 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	524	313
Level 2 | Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	3	3
Level 2 | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	204
Level 2 | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,164	604
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	6,375	7,084
Level 3 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	110
Level 3 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	112	162
Level 3 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	19
Level 3 | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,792	1,784
Level 3 | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	3,544	3,942
Level 3 | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	$ 798	$ 1,196